Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Actoz [Member] CNY	Dec. 31, 2011 Actoz [Member] CNY	Dec. 31, 2012 Chengdu Aurora [Member] CNY	Dec. 31, 2011 Chengdu Aurora [Member] CNY	Dec. 31, 2012 Shanghai Shulong [Member] CNY	Dec. 31, 2011 Shanghai Shulong [Member] CNY	Dec. 31, 2012 Chengdu Simo [Member] CNY	Dec. 31, 2011 Chengdu Simo [Member] CNY	Dec. 31, 2012 Goldcool [Member] CNY	Dec. 31, 2011 Goldcool [Member] CNY	Dec. 31, 2012 Mochi [Member] CNY	Dec. 31, 2011 Mochi [Member] CNY	Dec. 31, 2012 Eyedentity [Member] CNY	Dec. 31, 2011 Eyedentity [Member] CNY	Dec. 31, 2012 eFusion [Member] CNY	Dec. 31, 2011 eFusion [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Goodwill [Line Items]
Goodwill, Beginning balance	492,116	486,907	$ 52,843	86,479	86,479	26,130	26,130	3,934	3,934	53,532	53,532	25,077	25,077	163,617	163,617	123,425	123,425	0	0	9,922	4,713
Acquisitions in period	718	5,209		0	0	0	0	0	0	0	0	0	0	0	0	0	0	718	0	0	5,209
Divestitures in period	(163,617)			0		0		0		0		0		(163,617)		0		0		0
Goodwill, Ending balance	329,217	492,116	$ 52,843	86,479	86,479	26,130	26,130	3,934	3,934	53,532	53,532	25,077	25,077	0	163,617	123,425	123,425	718	0	9,922	9,922